TO THE SHAREHOLDERS

Scout Regional Fund's total return (price change and reinvested distributions) for third quarter 1995 was 6.07% in comparison to the unmanaged Value Line Composite which earned 6.94%. For year to date, as of September 30, returns were 18.54% and 21.22% for Scout Regional Fund and the Value Line Composite Index, respectively.

As of September 30, 1995, average annual com-pounded total returns for one year and since the change in Fund's investment objective on
August 16, 1991 were 17.36% and 8.76%, respectively. Average annual compounded total returns for one year, five years and the life of the Fund (which includes performance prior to the change in investment objective) were 17.36%, 9.94% and 5.66%, respectively. The Fund's inception date is November 17, 1986. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small capitalization stocks remained under-performers for the first six months of 1995, but showed much improved results in the third quarter. Although large-capitalization stocks have become quite expensive, smaller stocks remained relatively under-valued and continue to look attractive because of their future earnings potential. If the lower interest rates we have seen this year continue and inflation remains moderate, Scout Regional Fund should be well-positioned for continued growth. As this market remains unsteady and costly, we will continue to take a cautious approach to acquiring new stocks for Scout Regional Fund.

During the third quarter, Scout Regional Fund established new stock positions in St. Joseph Light & Power (utility) and Stimsonite Corp. (highway safety products). We will continue to search for well managed, small capitalization stocks that are value-oriented with long-term growth potential in line with the high investment standards of Scout Regional Fund.

Top 10 Equity Holdings
						 Market     Percent
						 Value      of Total
Jones Medical Industries, Inc.                $  715,000      2.34%
Insituform Mid-America, Inc. Cl. A               640,000      2.10%
Layne Inc.                                       592,000      1.94%
Lincoln Telecommunications Co.                   562,500      1.84%
Maytag Corp.                                     560,000      1.83%
NPC International Inc. Cl. B                     559,000      1.83%
Kellwood Co.                                     556,875      1.82%
Southwestern Energy Co.                          545,000      1.79%
Sanfilippo (John B. & Son), Inc.                 540,000      1.77%
Caremark International Inc.                      537,500      1.76%
Top 10 Equity Holdings Total:                $ 5,807,875     19.02%

Note: All market values based on 9/30/95 statement of assets.

We appreciate you as a valued shareholder of the Scout Regional Fund and welcome your questions or comments.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other
federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1995
						    Market
   Shares       Company                             Value
COMMON STOCKS _ 86.50%
BASIC MATERIALS _  7.68%
   50,000  Amax Gold, Inc.                    $     306,250
   10,000  Atchison Casting Corp.                   170,000
    3,500  Cyprus Amax Minerals Co.                  98,438
   20,000  Fansteel, Inc.                           140,000
   30,000  Huntco, Inc. Cl. A                       453,750
   35,000  Laclede Steel Co.                        363,125
   25,000  Midwest Grain Products, Inc.             431,250
   18,000  Petrolite Corp.                          495,000
   20,000  Santa Fe Pacific Gold                    252,500
						  2,710,313
CAPITAL GOODS _ 10.76%
    9,000  Bandag, Inc.                             475,875
   25,000  BHA Group Inc. Cl. A                     337,500
    5,000  Green (A.P.) Industries, Inc.            120,000
   15,000  Harmon Industries, Inc. New              213,750
   10,000  HON Industries Inc.                      290,000
   40,000  Insituform Mid-America, Inc. Cl. A       640,000
   64,000  Layne Inc.                               592,000
   30,000  Myers (L.E.) Company Group               446,250
   10,000  Noble Affiliates, Inc.                   263,750
    5,000  Paul Mueller Co.                         163,750
   17,000  Stimsonite Corp.                         204,000
    2,000  Valmont Industries Inc.                   48,500
						  3,795,375
CONSUMER CYCLICAL _  23.35%
    1,500  Advantage Companies, Inc.                 26,625
   21,000  Angelica Corp.                           527,625
   20,000  Brown Group, Inc.                        367,500
   25,000  Brunswick Corp.                          506,250
   25,000  Caremark International Inc.              537,500
    2,500  Casey's General Stores, Inc.              56,563
   20,000  CPI Corp.                                442,500
   15,000  Dillard Department Stores, Inc. Cl. A    478,125
      500  Donnelley (R.R.) & Sons                   19,500
   30,000  Flexsteel Industries, Inc.               337,500
   27,000  Kellwood Co.                             556,875
    7,000  Lee Enterprises, Inc.                    303,625
    6,000  Leggett & Platt                          147,750
    6,000  Mallinckrodt Group, Inc.                 237,750
    8,000  May Department Stores Co.                350,000
   32,000  Maytag Corp.                             560,000
   86,000  NPC International Inc. Cl. B             559,000
   25,000  O'Sullivan Industries Holdings, Inc.     193,750
   20,000  Outboard Marine Corp.                    430,000
   33,000  Safety-Kleen Corp.                       482,625
   60,000  Sanfilippo (John B. & Son), Inc.         540,000
    3,000  Sonic Corp.                               68,250
   30,000  Stuart Entertainment, Inc.               135,000
   75,000  Toastmaster Inc.                         375,000
						  8,239,313
CONSUMER STAPLES _  16.72%
   18,000  Alberto-Culver Co. Cl. A                 477,000
    1,500  Alberto-Culver Co. Cl. B                  45,750
   15,000  Beverly Enterprises, Inc.                206,250
    7,000  Clarcor Inc.                             164,500
   35,000  Exabyte Corp.                            472,500
   18,000  Fleming Companies Inc.                   432,000
   40,000  Isco, Inc.                               460,000
   40,000  Jones Medical Industries, Inc.           715,000
   40,000  Lawter International, Inc.               450,000
    5,000  Medicine Shoppe International, Inc.      221,250
    1,500  Pioneer Hybrid International, Inc.        69,000
   20,000  Rival Co.                                405,000
   35,000  Sealright Co.                            455,000
   10,000  Sigma-Aldrich Corp.                      485,000
   50,000  TCBY Enterprises, Inc.                   231,250
   34,000  VICORP Restaurants, Inc.                 408,000
   25,000  Winnebago Industries, Inc.               200,000
						  5,897,500
ENERGY _  8.41%
    9,750  Barrett Resources Corp.                  219,375
    7,500  Helmerich & Payne Inc.                   210,937
    3,500  Kerr-McGee Corp.                         194,250
    7,500  KN Energy, Inc.                          204,375
   26,000  Laclede Gas Co.                          536,250
   10,000  MAPCO,  Inc.                             515,000
   40,225  Maverick Tube Corp.                      321,800
   13,000  Murpy Oil Corp..                         520,000
   10,000  St. Mary Land & Exploration Co..         142,500
   10,000  Total Petroleum North America Ltd.       102,500
						  2,966,987
FINANCIAL _ 5.00%
    5,000  Boatmen's Bancshares                     185,000
   15,000  Brenton Banks                            301,875
    1,500  Commerce Bancshares Inc.                  59,250
   14,000  Commerce Clearing House Cl. B            311,500
    5,000  Edwards (A.G.), Inc.                     133,125
    1,500  Kansas City Life Insurance Co.            79,500
    1,500  Magna Group, Inc.                         36,375
    2,000  Mercantile Bancorporation Inc.            89,500
    7,500  Old Republic International               216,563
   10,000  Reinsurance Group America, Inc.          352,500
						  1,765,188
MISCELLANEOUS _  1.21%
   60,000  B. I. Inc.                               427,500

TECHNOLOGY _  0.53%
    5,000  DOVatron International Inc.              173,125
      200  Emerson Electric Co.                      14,300
						    187,425
TRANSPORTATION & SERVICES _ 1.08%
   15,000  Werner Enterprises, Inc.                 311,250
    5,000  Yellow Corp.                              68,750
						    380,000
UTILITIES _  11.76%
   20,000  California Energy Co., Inc.              410,000
   26,000  Empire District Electric Co.             477,750
   20,000  IES Industries, Inc.                     532,500
   17,000  Interstate Power Co.                     463,250
   15,000  Kansas City Power & Light Co.            354,375
   30,000  Lincoln Telecommunications Co.           562,500
   40,000  Southwestern Energy Co.                  545,000
    1,500  Sprint Corp.                              52,500
   11,500  St. Joseph Light & Power                 349,312
   10,000  Union Electric Co.                       373,750
   1,000   Utilicorp United, Inc.                    28,125
						  4,149,062
TOTAL COMMON STOCKS _  86.50%                    30,518,663

Face                                                              Market
Amount         Description                                         Value

CONVERTIBLE CORPORATE BOND _ 1.07%
$  384,000  Beverly Enterprises, Inc., Cv. Sub. Deb.,
		7.625%, due March 15, 2003                          376,320

SHORT-TERM CORPORATE NOTES _ 11.31%
   500,000  Abbott Laboratories,
		5.68%, due October 5, 1995                          499,527
   500,000  Bell Atlantic Financial Services, Inc.,
		5.70%, due October 23, 1995                         498,100
   500,000  duPont (E.I.) deNemours & Co.,
		5.70%, due October 4, 1995                          499,604
   500,000  Heinz (H.J.) Co.,
		5.70%, due October 24, 1995                         498,021
   500,000  Marsh & McClennan Cos., Inc.,
		5.73%, due October 10, 1995                         499,124
   500,000  Pfizer, Inc.,
		5.68%, due October 20, 1995                         498,343
   500,000  Texaco, Inc.,
		5.75%, due October 6, 1995                          499,441
   500,000  Xerox Credit Corp.,
		5.70%, due October 25, 1995                         497,942
TOTAL SHORT-TERM
CORPORATE NOTES _ 11.31%                                          3,990,102

REPURCHASE AGREEMENT _ 1.71%
   605,000  Northern Trust Co.,
		6.00%, due October 2, 1995
		(Collateralized by U.S.
		Treasury Notes, 4.00%,
		due January 31, 1996)                               605,000

TOTAL INVESTMENTS _ 100.59%                                   $   35,490,085

Other assets less liabilities _ (0.59%)                             (207,261)

TOTAL NET ASSETS _ 100.00%
  (equivalent to $10.49 per share;
  10,000,000 shares of $1.00 par
  value capital shares authorized;
  3,364,846 shares outstanding)                               $   35,282,824

BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1995, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Regional Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.